Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 6,703,195
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 2	1.38
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 3	0.86
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 4	5,734,572
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 5	(1,341,570)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 6	1.06
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 7	1.00
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 8	(1,348,364)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 9	(76,500)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 10	1.00
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 11	1.02
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 12	(77,868)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 13	2,690,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 14	0.82
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 15	0.49
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 16	1,305,170
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 17	7,975,125
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 18	1.38
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 19	0.70
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 20	5,613,510
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 21	(652,500)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 22	2.41
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 23	0.71
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 24	(460,975)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 25	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 26	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 27	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 28	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 29	2,917,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 30	0.31
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 31	0.16
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 32	453,774
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 33	10,239,625
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 34	0.91
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 35	0.55
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 36	$ 5,606,309